Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of estimated useful life
Useful Life
Office equipment and furniture	3-5 years

Schedule of basic and diluted
	2021	2020	2019
Numerator:
Net loss	$(3,864,310)	$(442,071)	$(2,834,751)

Denominator:
Weighted-average shares used in computing basic and diluted earnings per share
Basic and Diluted	22,354,793	22,354,793	22,354,793

Earnings per share:
Basic and Diluted	$(0.17)	$(0.02)	$(0.13)